Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Operating Activities:
Profit before tax	¥ 379,180	¥ 541,414
Adjustments for:
Gains on financial assets at fair value through profit or loss and investment securities	(101,106)	(48,127)
Foreign exchange losses	51,110	834,533
Provision for loan losses	57,996	34,207
Depreciation and amortization	156,323	107,762
Share of post-tax profit of associates and joint ventures	(13,697)	(25,596)
Net changes in assets and liabilities:
Net (increase) decrease of term deposits with original maturities over three months	(60,685)	231,141
Net (increase) decrease of call loans and bills bought	858,729	(492,733)
Net increase of reverse repurchase agreements and cash collateral on securities borrowed	(820,606)	(1,227,888)
Net increase of loans and advances	(869,263)	(3,754,742)
Net change of trading assets and liabilities, and derivative financial instruments	(855,177)	152,345
Net increase of deposits	834,685	2,891,618
Net increase of call money and bills sold	151,172	832,635
Net increase of repurchase agreements and cash collateral on securities lent	3,879,087	1,695,158
Net increase of other unsubordinated borrowings and debt securities in issue	698,050	1,202,234
Income taxes paid-net	(110,599)	(101,042)
Other operating activities-net	(219,319)	(972,492)
Net cash and cash equivalents provided by operating activities	4,015,880	1,900,427
Investing Activities:
Purchases of financial assets at fair value through profit or loss and investment securities	(20,724,103)	(12,058,559)
Proceeds from sale of financial assets at fair value through profit or loss and investment securities	14,210,629	7,843,607
Proceeds from maturities of financial assets at fair value through profit or loss and investment securities	3,784,844	5,041,190
Acquisitions of the subsidiaries and businesses, net of cash and cash equivalents acquired	197
Investments in associates and joint ventures	(371)	(5,542)
Disposal of subsidiaries and businesses, net of cash and cash equivalents disposed	26,799
Proceeds from sale of investments in associates and joint ventures	1,189	83,946
Purchases of property, plant and equipment and investment properties	(33,204)	(309,277)
Purchases of intangible assets	(64,895)	(58,272)
Proceeds from sale of property, plant and equipment, investment properties and intangible assets	11,613	72,455
Other investing activities-net	(102)	(1)
Net cash and cash equivalents provided by (used in) investing activities	(2,787,404)	609,547
Financing Activities:
Proceeds from issuance of subordinated bonds	54,253
Redemption of subordinated bonds	(113,000)	(5,077)
Redemption of preferred securities	(173,000)	(150,269)
Proceeds from issuance of other equity instruments	84,951
Dividends paid to shareholders of Sumitomo Mitsui Financial Group, Inc.	(132,542)	(126,989)
Dividends paid to non-controlling interest shareholders	(11,163)	(31,784)
Coupons paid to other equity instruments holders	(5,975)	(5,900)
Purchase of treasury stock and proceeds from sale of treasury stock-net	(99,710)	(69,776)
Purchase of other equity instruments and proceeds from sale of other equity instruments-net	1,025	206
Transactions with non-controlling interest shareholders-net	(234,160)
Net cash and cash equivalents used in financing activities	(629,321)	(389,589)
Effect of exchange rate changes on cash and cash equivalents	(313,553)	259,326
Net increase of cash and cash equivalents	285,602	2,379,711
Cash and cash equivalents at beginning of period	56,716,529	53,416,456
Cash and cash equivalents at end of period	57,002,131	55,796,167
Net cash and cash equivalents provided by operating activities includes:
Interest and dividends received	1,305,748	1,203,376
Interest paid	¥ 595,052	¥ 497,055